Income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Income Tax [Line Items]
Tax recovery at Canadian statutory income tax rates	$ 1,229	$ (4,579)
Change in valuation allowance	405	4,001
Permanent and other differences	(185)	562
Tax rate differences	(1,347)	16
Income tax expense	$ 102	$ 0